Equity (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$)
Disclosure Equity Abstract
Profit for the year		R$ 3,523,531		R$ 3,121,267		R$ 2,305,869
(-) Legal reserve - 5%	R$ 176,177	176,177	R$ 156,063	156,063	R$ 115,293	115,293
Distribution of earnings		3,347,354		2,965,204		2,190,576
Minimum mandatory dividend - 25%		R$ 836,839		R$ 741,301		R$ 547,645
Dividend per share and per ADS | $ / shares	R$ 1.22433		R$ 1.08455		R$ 0.80122